Financial assets - current (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Other current financial assets
Financial assets — current	€ 635,359	$ 717.1	€ 1,004,539	€ 283,529
Money market funds
Other current financial assets
Financial assets — current	106,177		715,773	€ 283,529
Term accounts
Other current financial assets
Financial assets — current	€ 529,182		€ 288,766
Minimum
Other current financial assets
Maturity Term	3 months
Maximum
Other current financial assets
Maturity Term	12 months